Expenses by Nature (Details) - Schedule of expenses by nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Expenses by Nature [Abstract]
Payroll and related expenses	$ 7,647	$ 2,656	$ 2,420
Professional fees	7,421	5,990	2,963
Traffic-acquisition, materials used and subcontracted work	75,455	3,248	1,128
Preparation of patents	153	471	289
Rent and office maintenance	139	158	215
Depreciation and amortization	3,188	342	116
Advertising and participation in exhibitions	1,616	1,712	133
Other	2,262	1,312	732
Amazon Fees	2,558	2,426
Amortization of excess purchase price of an associate		263	546
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	$ 100,439	$ 18,578	$ 8,542